OPERATING REVENUES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 326,056,000	$ 450,940,000	$ 484,037,000
Capitalized voyage expense during the period	18,600,000	24,900,000
Capitalized contract cost, accumulated amortization	17,200,000	21,300,000	24,700,000
Capitalized fulfillment costs	1,100,000	3,600,000
Capitalized contract cost, amortization	3,600,000
Capitalized contract cost, impairment loss	0	0	0
Deferred charter revenue	15,691,000	22,840,000
Allowance for credit loss	100,000
Demurrage
Disaggregation of Revenue [Line Items]
Revenues	21,100,000	24,500,000	$ 29,300,000
Ongoing Voyages
Disaggregation of Revenue [Line Items]
Deferred charter revenue	2,400,000	5,300,000
Contract with customer, liability, revenue recognized	$ 5,300,000
Voyages In Progress
Disaggregation of Revenue [Line Items]
Capitalized contract cost, accumulated amortization		$ 4,900,000